Annual Total Returns - Class A	Mar. 31, 2023
Prospectus #1 | Delaware Healthcare Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	50.69%
2014	17.04%
2015	11.43%
2016	(4.34%)
2017	31.96%
2018	(0.84%)
2019	31.53%
2020	11.14%
2021	(5.32%)
2022	(1.32%)
Prospectus #2 | Delaware Mid Cap Growth Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	40.84%
2014	2.81%
2015	7.05%
2016	(4.33%)
2017	35.13%
2018	0.13%
2019	35.33%
2020	93.91%
2021	(8.40%)
2022	(45.48%)
Prospectus #3 | Delaware Small Cap Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2017	34.47%
2018	1.45%
2019	30.90%
2020	96.23%
2021	(6.46%)
2022	(45.26%)